Consolidated Statement Of Operations (unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
REVENUE	$ 1,878,615	$ 1,086,522	$ 15,577,657	$ 6,268,143
COST OF GOODS SOLD	1,265,699	815,834	6,017,327	4,894,481
GROSS PROFIT	612,916	270,688	9,560,330	1,373,662
OPERATING EXPENSES
General and administrative expenses	675,426	505,236	2,130,167	1,609,871
Payroll and employee benefits	540,328	685,705	2,274,497	2,426,817
Wind farm management expenses	108,868	84,810	267,783	83,583
Total operating expenses	1,324,622	1,275,751	4,672,447	4,120,271
OPERATING INCOME (LOSS)	(711,706)	(1,005,063)	4,887,883	(2,746,609)
OTHER INCOME (EXPENSE)
Interest income	10,850	101,957	422,396	655,468
Interest expense	(217,811)	(116,915)	(486,908)	(687,024)
Loss on fair value of interest rate swap	(187,001)		(5,214)
Loss from equity method investment			(320,166)
Gain on previously held equity interest			320,014
Total other income (expense), net	(393,962)	(14,958)	(69,878)	(31,556)
INCOME (LOSS) BEFORE INCOME TAXES	(1,105,668)	(1,020,021)	4,818,005	(2,778,165)
INCOME TAX EXPENSE		378,000	(1,776,000)	978,000
NET INCOME (LOSS)	(1,105,668)	(642,021)	3,042,005	(1,800,165)
LESS NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	(17,777)		7,897	(16,978)
NET INCOME (LOSS) ATTRIBUTED TO JUHL WIND, INC.	(1,087,891)	(642,021)	3,034,108	(1,783,187)
PREFERRED DIVIDENDS	97,471	97,471	416,629	390,955
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (1,203,139)	$ (739,492)	$ 2,617,479	$ (2,174,142)
WEIGHTED AVERAGE SHARES OUTSTANDING - BASIC & DILUTED (in Shares)	22,398,918	21,729,252	21,658,433	21,132,144
NET INCOME (LOSS) PER SHARE BASIC & DILUTED (in Dollars per share)	$ (0.05)	$ (0.03)	$ 0.12	$ (0.10)